CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
Cash Flows from Operating Activities:
Net income	$ 57,763	$ 15,401	$ 48,788
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation and amortization	24,777	20,769	11,670
Amortization of deferred financing fees	3,425	2,950	1,822
Stock-based compensation	13,247	13,393	118,415
Deferred income taxes	2,226	8,500	(15,800)
Impairment of long-lived assets	2,209
Excess tax benefit from stock based compensation plan			(1,767)
Loss on early extinguishment of debt	694		1,221
Changes in operating assets and liabilities:
Accounts receivable, net	7,675	(29,909)	8,828
Inventory	29,583	71,040	(150,646)
Other current assets	(5,089)	17,915	(2,992)
Accounts payable and accrued expenses	43,740	27,992	7,889
Taxes payable	(5,876)	(12,805)	12,959
Other	1,694	12,505	(11,476)
Net cash provided by operating activities	176,068	147,751	28,911
Cash Flows from Investing Activities:
Purchases of property and equipment	(20,860)	(42,197)	(35,588)
Purchases of intangibles, net	(11,027)	4,926	(24,708)
Changes in notes receivables		1,416	(538)
Cash paid to Rambler On for acquisition		(2,867)
Proceeds from sale of long-lived assets	165
Cash of Rambler On at consolidation			4,950
Net cash used in investing activities	(31,722)	(38,722)	(55,884)
Cash Flows from Financing Activities:
Changes in revolving line of credit		(20,000)	20,000
Proceeds from issuance of long term debt			550,000
Repayments of long-term debt	(151,788)	(45,550)	(84,451)
Payments of deferred financing fees		(1,957)	(11,779)
Cash paid for repurchase of common stock	(1,967)
Proceeds from employee stock transactions	262	99	1,434
Taxes paid in connection with exercise of stock options	(57)	(2,018)	(9,608)
Excess tax benefit from stock-based compensation plan			1,767
Repurchase of forfeited employee stock options			(3,291)
Proceeds from issuance of common stock, net of offering costs	38,083		708
Repayments of contingent consideration from acquisition			(2,861)
Payment of dividends	(2,523)	(2,811)	(453,908)
Net cash (used in) provided by financing activities	(117,990)	(72,237)	8,011
Noncash Investing Activities:
Changes related to acquisition of Rambler On		(4,432)
Total noncash investing activities		(4,432)
Effect of exchange rate changes on cash	45	(1)
Net increase (decrease) in cash	26,401	32,359	(18,962)
Cash, beginning of period	53,650	21,291	40,253
Cash, end of period	$ 80,051	$ 53,650	$ 21,291